Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash and cash equivalents

4.	Cash and cash equivalents

Thousand of Reais	2024	2023	2022
Cash	3,639,280	3,770,483	4,001,885
Cash and Cash Equivalents and Investments in Foreign Currency Overseas	33,444,974	19,352,067	18,001,554
Repurchase Agreements	28,103,405	65,766,340	27,344,519
Investments in Interbank Deposit Certificates (CDI)	2,013,246	528,870	217,376
Total	67,200,905	89,417,760	49,565,334

Information related to December 31, 2022, are presented to inform the composition of the opening balances of Cash and Cash Equivalents presented in the Consolidated Statement of Cash Flows.